UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fund, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrant's telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2007


Robert Brody
110 16th Street, Suite 1400
Denver, CO 80202
(Name and Address of Agent for Service)

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ITEM 1 - Schedule of Investments

American Growth Fund
October 31, 2007
(unaudited)

                                             			Market
Common Stocks 98.27%				Shares          Value


Computer & Peripherals - 45.88%
	Hewlett					200,000        10,336,000
	Cisco*					80,000 		2,644,800
	EMC Corp.*				70,000 		1,777,300
						-------------------------
							       14,758,100

Semiconductor - 11.85%
	Intel Corp.				56,000	 	1,506,400
	Texas Instruments Inc.			46,000 		1,499,600
	Integrated Device Tech*			60,000 		  805,800
						-------------------------
								3,811,800

Biotechnology - 9.03%
	Amgen Inc.*				50,000 		2,905,500
						-------------------------
								2,905,500

Semiconductor Cap. Equip. - 6.87%
	Novellus Systems Inc.*			40,000 		1,136,400
	Applied Materials Inc.			40,000 		  776,800
	Teradyne Inc.*				24,000 		  296,160
						-------------------------
								2,209,360

Drug - 6.53%
	Cephalon Inc.*				28,500 		2,101,590
						-------------------------
								2,101,590

Insurance Industry - 5.54%
	AXA ADS.				39,824 		1,781,328
						-------------------------
								1,781,328

Computer Software & Svcs - 2.65%
	Fair, Isaac Corp.			22,500 		  853,200
						-------------------------
								  853,200

Entertainment - 2.27%
	TIME WARNER, INC.			40,000 		  730,400
						-------------------------
								  730,400

Wireless Networking Industry - 1.96%
	Network Appliance*			20,000 		  629,800
						-------------------------
								  629,800


Medical Supplies - 2.11%
	Cardinal Health Inc.			10,000 		  680,300
						-------------------------
								  680,300

Bank - 1.90%
	JP Morgan chase & Co.			13,000 		  611,000
						-------------------------
								  611,000

Auto & Truck - 1.68%
	Oshkosh Truck Co.*			10,000 		  542,000
						-------------------------
								  542,000



Total Value Common Stocks (cost $39,679,679)	 98.27%	       31,614,378
Cash and Receivable, Less Liabilities		  1.73%		  555,561
						-------------------------
Net Assets 					100.00%	       32,169,939
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on Investment securities		6,445,321
Gross Unrealized depreciation on Investment securities	      (14,510,622)
                                                              -----------
Net Unrealized depreciation on Investment securities	       (8,065,301)
Cost of invesment securities for federal income
tax purposes						       39,679,679


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ITEM 2 - Controls and Procedures


The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal controls over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	November 5, 2007

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	November 5, 2007